Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000909427
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
American High-Income Municipal Bond Fund (First Prospectus Summary) | American High-Income Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMHIX
American High-Income Municipal Bond Fund (First Prospectus Summary) | American High-Income Municipal Bond Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABHMX
American High-Income Municipal Bond Fund (First Prospectus Summary) | American High-Income Municipal Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHICX
American High-Income Municipal Bond Fund (First Prospectus Summary) | American High-Income Municipal Bond Fund | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABHFX
American High-Income Municipal Bond Fund (First Prospectus Summary) | American High-Income Municipal Bond Fund | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHMFX
Limited Term Tax Exempt Bond Fund (First Prospectus Summary) | Limited Term Tax Exempt Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEBX
Limited Term Tax Exempt Bond Fund (First Prospectus Summary) | Limited Term Tax Exempt Bond Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTXBX
Limited Term Tax Exempt Bond Fund (First Prospectus Summary) | Limited Term Tax Exempt Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTXCX
Limited Term Tax Exempt Bond Fund (First Prospectus Summary) | Limited Term Tax Exempt Bond Fund | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTXFX
Limited Term Tax Exempt Bond Fund (First Prospectus Summary) | Limited Term Tax Exempt Bond Fund | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEFX
American Funds Tax-Exempt Fund of New York (Prospectus Summary) | American Funds Tax-Exempt Fund of New York | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYAAX
American Funds Tax-Exempt Fund of New York (Prospectus Summary) | American Funds Tax-Exempt Fund of New York | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYABX
American Funds Tax-Exempt Fund of New York (Prospectus Summary) | American Funds Tax-Exempt Fund of New York | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYACX
American Funds Tax-Exempt Fund of New York (Prospectus Summary) | American Funds Tax-Exempt Fund of New York | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYAEX
American Funds Tax-Exempt Fund of New York (Prospectus Summary) | American Funds Tax-Exempt Fund of New York | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYAFX
American Funds Short-Term Tax Exempt Bond Fund (Prospectus Summary) | American Funds Short-Term Tax Exempt Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASTEX
American Funds Short-Term Tax Exempt Bond Fund (Prospectus Summary) | American Funds Short-Term Tax Exempt Bond Fund | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSTTX
American Funds Short-Term Tax Exempt Bond Fund (Prospectus Summary) | American Funds Short-Term Tax Exempt Bond Fund | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASTFX